Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021	May 31, 2020
Restricted Net Assets [Line Items]
Restricted net assets	$ 693,159	$ 724,854	$ 513,721
Variable interest entities (VIEs) [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	668,831	681,309	464,917
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 24,328	$ 43,545	$ 48,804